Quarterly Report
March 31, 2023
Elfun Income Fund

Elfun Income Fund
Quarterly Report
March 31, 2023

Page
Schedule of Investments	1
Notes to Schedule of Investments	17

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.3% †
U.S. Treasuries - 26.9%
U.S. Treasury Bonds
1.88%, 02/15/51 (a)	$449,000	$306,793
2.25%, 08/15/46 (a)	1,518,000	1,144,904
3.00%, 08/15/48 - 08/15/52 (a)	3,706,700	3,240,826
3.38%, 08/15/42 (a)	1,481,200	1,391,171
U.S. Treasury Notes
0.25%, 07/31/25 (a)	4,538,400	4,167,528
0.75%, 12/31/23 - 01/31/28 (a)	18,005,000	16,377,547
1.25%, 11/30/26 (a)	673,000	615,690
1.63%, 05/15/31 (a)	5,105,000	4,437,362
1.75%, 01/31/29 (a)	460,000	415,330
2.63%, 02/15/29 (a)	1,518,000	1,439,491
2.75%, 08/15/32	1,500,500	1,412,111
3.88%, 12/31/27 - 11/30/29	3,477,200	3,524,513
4.25%, 12/31/24	806,000	806,661
4.25%, 10/15/25 (a)	2,942,900	2,966,121
4.63%, 03/15/26	853,000	872,459
		43,118,507
Agency Mortgage Backed - 29.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	4,361,533	3,990,994
4.50%, 06/01/33 - 02/01/35	6,168	6,199
5.00%, 07/01/35	47,145	48,420
5.50%, 01/01/38 - 04/01/39	76,030	79,745
6.00%, 06/01/33 - 11/01/37	169,470	179,144
7.00%, 01/01/27 - 08/01/36	40,355	43,187
7.50%, 11/01/29 - 09/01/33	5,442	5,717
8.00%, 11/01/30	1,851	1,954
Federal National Mortgage Association
2.50%, 03/01/51	3,154,944	2,719,184
3.50%, 08/01/45 - 01/01/48	3,591,877	3,409,406
4.00%, 01/01/41 - 01/01/50	1,869,618	1,825,002
4.50%, 07/01/33 - 12/01/48	986,649	986,918
5.00%, 03/01/34 - 05/01/39	103,410	106,315
5.50%, 12/01/32 - 01/01/39	272,324	284,204
6.00%, 01/01/29 - 05/01/41	633,168	666,882
6.50%, 08/01/28 - 08/01/36	30,823	32,830
7.00%, 10/01/32 - 02/01/34	7,143	7,475
7.50%, 12/01/26 - 03/01/33	20,269	21,244
8.00%, 06/01/24 - 10/01/31	3,795	3,883
8.50%, 04/01/30	984	1,072
Federal National Mortgage Association 1.60% + 12 month USD LIBOR
2.97%, 04/01/37 (b)	1,719	1,721
Federal National Mortgage Association, TBA
2.00%, 04/13/53 (c)	11,979,093	9,897,845
2.50%, 04/13/53 (c)	4,481,805	3,861,653
3.00%, 04/13/53 (c)	1,958,196	1,755,407
3.50%, 04/13/53 (c)	2,483,779	2,306,055
4.00%, 04/13/53 (c)	3,505,175	3,350,653
4.50%, 04/13/53 (c)	3,733,973	3,656,833
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	3,679,639	3,416,732
3.50%, 08/20/48	696,798	663,130
4.00%, 01/20/41 - 04/20/43	600,168	592,138
4.50%, 08/15/33 - 03/20/41	279,670	282,653
5.00%, 08/15/33	15,815	16,256
	Principal Amount	Fair Value
6.00%, 04/15/27 - 04/15/35	$93,152	$98,319
6.50%, 03/15/24 - 09/15/36	33,664	35,414
7.00%, 11/15/27 - 10/15/36	23,733	24,957
7.50%, 10/15/28	5,330	5,488
8.00%, 09/15/27 - 06/15/30	15,291	15,642
Government National Mortgage Association, TBA
2.50%, 04/20/53 (c)	3,010,193	2,649,078
4.00%, 04/20/53 (c)	595,406	573,003
		47,622,752
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	745,000	675,136
4.05%, 09/25/28 (a)(b)	300,000	297,454
Federal Home Loan Mortgage Corp. REMICS
3.50%, 11/15/30 (d)	7,307	37
5.50%, 06/15/33 (d)	14,945	2,344
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	265	244
8.00%, 07/01/24 (d)	200	8
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(d)	552,579	3,609
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (e)	16,310	12,810
4.50%, 08/25/35 - 01/25/36 (d)	28,708	3,696
5.00%, 03/25/38 - 05/25/38 (d)	17,840	2,757
5.50%, 12/25/33 (d)	5,341	991
6.00%, 01/25/35 (d)	20,836	3,676
7.50%, 11/25/23 (d)	148	2
8.00%, 07/25/24 (d)	377	15
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (b)(d)	117,810	4,090
5.00%, 02/25/40 - 09/25/40 (d)	30,127	3,134
Federal National Mortgage Association REMICS 6.00% - 1 month USD LIBOR
1.15%, 07/25/38 (b)(d)	16,422	1,519
Federal National Mortgage Association REMICS 6.55% - 1 month USD LIBOR
1.70%, 11/25/41 (b)(d)	1,686,030	210,374
		1,221,896
Asset Backed - 0.1%
Chase Funding Trust
4.99%, 11/25/33 (f)	61,031	59,255
Ford Credit Auto Owner Trust
0.56%, 10/15/24	150,517	149,290
		208,545
Corporate Notes - 33.3%
3M Co.
3.13%, 09/19/46 (a)	17,000	12,258
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	230,000	206,660
Abbott Laboratories
3.75%, 11/30/26 (a)	28,000	27,782

See Notes to Schedule of Investments.
Elfun Income Fund	1

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
4.90%, 11/30/46 (a)	$66,000	$67,853
AbbVie, Inc.
2.60%, 11/21/24 (a)	111,000	107,118
3.20%, 05/14/26 - 11/21/29 (a)	148,000	139,286
4.05%, 11/21/39 (a)	46,000	41,054
4.25%, 11/21/49 (a)	142,000	125,277
4.40%, 11/06/42 (a)	33,000	30,067
4.63%, 10/01/42 (a)	7,000	6,471
4.70%, 05/14/45 (a)	13,000	12,200
4.88%, 11/14/48 (a)	10,000	9,605
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)	156,000	141,943
5.95%, 03/09/28 (a)	160,000	165,458
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	61,000	56,736
AEP Texas, Inc.
3.45%, 05/15/51 (a)	112,000	82,016
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	50,000	52,079
Aetna, Inc.
3.50%, 11/15/24 (a)	44,000	42,992
AIA Group Ltd.
4.95%, 04/04/33 (a)(c)(g)	200,000	201,264
Aircastle Ltd.
4.25%, 06/15/26 (a)	68,000	64,344
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	203,000	200,385
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	205,927
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	40,000	29,960
2.95%, 03/15/34 (a)	67,000	53,579
3.55%, 03/15/52 (a)	54,000	37,728
4.70%, 07/01/30 (a)	18,000	17,418
Allstate Corp.
4.20%, 12/15/46 (a)	58,000	48,978
Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	85,000	82,720
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	49,000	37,225
4.00%, 02/04/61 (a)	18,000	12,658
4.25%, 08/09/42 (a)	4,000	3,125
4.45%, 05/06/50 (a)	24,000	17,649
4.50%, 05/02/43 (a)	18,000	14,356
Amazon.com, Inc.
1.50%, 06/03/30 (a)	28,000	23,293
2.50%, 06/03/50 (a)	33,000	22,338
2.70%, 06/03/60 (a)	27,000	17,723
2.88%, 05/12/41 (a)	59,000	46,350
3.15%, 08/22/27 (a)	13,000	12,478
3.25%, 05/12/61 (a)	44,000	32,372
4.05%, 08/22/47 (a)	14,000	12,727
4.25%, 08/22/57 (a)	8,000	7,302
Ameren Corp.
2.50%, 09/15/24 (a)	159,000	152,642
3.65%, 02/15/26 (a)	28,000	26,968
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	35,000	29,525
3.25%, 03/01/50 (a)	15,000	10,452
	Principal Amount	Fair Value
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	$8,000	$7,270
American Tower Corp.
1.50%, 01/31/28 (a)	108,000	91,933
2.90%, 01/15/30 (a)	39,000	33,924
3.70%, 10/15/49 (a)	23,000	16,678
3.80%, 08/15/29 (a)	47,000	43,693
American Water Capital Corp.
2.95%, 09/01/27 (a)	35,000	32,930
Amgen, Inc.
2.00%, 01/15/32 (a)	77,000	62,724
2.45%, 02/21/30 (a)	20,000	17,428
3.00%, 01/15/52 (a)	43,000	29,520
3.15%, 02/21/40 (a)	76,000	59,608
5.51%, 03/02/26 (a)	125,000	125,596
5.60%, 03/02/43 (a)	65,000	67,023
5.65%, 03/02/53 (a)	60,000	62,444
5.75%, 03/02/63 (a)	65,000	67,436
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	177,458
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	65,000	63,789
4.70%, 02/01/36 (a)	20,000	19,865
4.90%, 02/01/46 (a)	42,000	41,038
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	44,000	41,504
4.00%, 04/13/28 (a)	11,000	10,843
4.35%, 06/01/40 (a)	43,000	40,022
4.38%, 04/15/38 (a)	61,000	57,863
4.60%, 04/15/48 (a)	24,000	22,734
4.75%, 04/15/58 (a)	20,000	18,886
5.55%, 01/23/49 (a)	43,000	46,431
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 year CMT Rate thereafter)
5.55%, 08/11/32 (a)(b)(g)	209,000	205,894
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	68,000	45,306
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(g)	46,000	37,413
Apple, Inc.
2.65%, 02/08/51 (a)	96,000	67,321
2.80%, 02/08/61 (a)	46,000	31,333
2.95%, 09/11/49 (a)	27,000	20,405
3.35%, 02/09/27 (a)	14,000	13,667
3.45%, 02/09/45 (a)	60,000	51,536
3.85%, 08/04/46 (a)	43,000	38,349
3.95%, 08/08/52 (a)	57,000	51,093
Applied Materials, Inc.
4.35%, 04/01/47 (a)	24,000	22,463
Aptiv PLC
4.40%, 10/01/46 (a)	17,000	13,479
ArcelorMittal SA
6.80%, 11/29/32 (a)	86,000	90,264
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	21,000	19,812

See Notes to Schedule of Investments.
2	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Ares Capital Corp.
2.88%, 06/15/28 (a)	$149,000	$123,014
3.25%, 07/15/25 (a)	308,000	282,371
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	46,000	33,157
Ascension Health
4.85%, 11/15/53 (a)	59,000	58,494
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	200,000	175,128
5.55%, 05/30/33 (a)(g)	245,000	242,337
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	109,000	96,706
AstraZeneca PLC
3.00%, 05/28/51 (a)	51,000	38,704
4.00%, 01/17/29 (a)	15,000	14,781
4.38%, 08/17/48 (a)	7,000	6,642
AT&T, Inc.
2.75%, 06/01/31 (a)	220,000	189,378
3.65%, 06/01/51 (a)	170,000	128,675
3.85%, 06/01/60 (a)	61,000	45,716
4.35%, 03/01/29 (a)	48,000	47,003
4.50%, 05/15/35 (a)	44,000	41,261
4.55%, 03/09/49 (a)	21,000	18,258
4.75%, 05/15/46 (a)	12,000	10,801
4.85%, 03/01/39 (a)	35,000	32,829
Athene Holding Ltd.
4.13%, 01/12/28 (a)	28,000	25,400
6.15%, 04/03/30 (a)	67,000	66,926
Avangrid, Inc.
3.15%, 12/01/24 (a)	77,000	74,634
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	98,000	86,678
Bank of America Corp.
3.25%, 10/21/27 (a)	45,000	42,405
4.18%, 11/25/27 (a)	83,000	80,278
4.25%, 10/22/26 (a)	66,000	64,012
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	137,000	117,876
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	98,000	66,059
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	23,000	22,123
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	31,000	28,826
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	88,000	83,249
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(b)	89,000	76,404
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	53,000	42,767
	Principal Amount	Fair Value
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	$43,000	$38,689
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	11,000	10,587
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 01/28/25 (a)(b)	90,000	81,091
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 09/20/26 (a)(b)	43,000	39,298
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	5,000	5,255
BAT Capital Corp.
2.73%, 03/25/31 (a)	66,000	53,545
4.39%, 08/15/37 (a)	44,000	35,914
4.54%, 08/15/47 (a)	18,000	13,379
4.70%, 04/02/27 (a)	42,000	41,218
4.91%, 04/02/30 (a)	43,000	41,480
7.75%, 10/19/32 (a)	30,000	33,271
BAT International Finance PLC
1.67%, 03/25/26 (a)	42,000	38,251
Baxter International, Inc.
2.54%, 02/01/32 (a)	61,000	49,697
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	11,000	7,470
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	38,000	36,731
4.67%, 06/06/47 (a)	8,000	7,461
4.69%, 12/15/44 (a)	5,000	4,654
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	15,000	14,338
3.70%, 07/15/30 (a)	56,000	53,218
3.80%, 07/15/48 (a)	18,000	14,538
4.25%, 10/15/50 (a)	50,000	43,133
6.13%, 04/01/36 (a)	8,000	8,823
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	127,000	89,681
4.25%, 01/15/49 (a)	24,000	22,140
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	126,000	122,829
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	100,000	101,750
5.00%, 09/30/43 (a)	8,000	8,091
Biogen, Inc.
2.25%, 05/01/30 (a)	21,000	17,675
Block Financial LLC
2.50%, 07/15/28 (a)	63,000	54,295
3.88%, 08/15/30 (a)	19,000	16,424
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	43,000	42,168
Boeing Co.
2.20%, 02/04/26 (a)	127,000	117,806
2.70%, 02/01/27 (a)	108,000	99,617
2.95%, 02/01/30 (a)	25,000	22,021
3.25%, 03/01/28 (a)	5,000	4,605

See Notes to Schedule of Investments.
Elfun Income Fund	3

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
3.55%, 03/01/38 (a)	$4,000	$3,188
3.75%, 02/01/50 (a)	27,000	20,386
5.04%, 05/01/27 (a)	158,000	159,150
5.15%, 05/01/30 (a)	88,000	88,558
5.81%, 05/01/50 (a)	54,000	54,293
Boston Properties LP
6.75%, 12/01/27 (a)	87,000	86,185
Boston Scientific Corp.
4.70%, 03/01/49 (a)	6,000	5,711
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	51,000	36,141
3.38%, 02/08/61 (a)	74,000	53,328
4.81%, 02/13/33 (a)	91,000	92,403
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 06/22/25 (a)(b)	95,000	91,001
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 03/22/30 (a)(b)	67,000	60,541
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	52,000	42,525
2.35%, 11/13/40 (a)	26,000	18,733
2.95%, 03/15/32 (a)	70,000	63,124
3.20%, 06/15/26 (a)	25,000	24,176
3.40%, 07/26/29 (a)	16,000	15,191
3.55%, 03/15/42 (a)	30,000	25,562
4.13%, 06/15/39 (a)	37,000	34,450
4.25%, 10/26/49 (a)	37,000	33,569
4.35%, 11/15/47 (a)	2,000	1,850
4.55%, 02/20/48 (a)	8,000	7,569
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	88,000	75,545
3.90%, 03/15/27 (a)	19,000	17,599
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	26,000	20,037
3.19%, 11/15/36 (a)(g)	4,000	3,032
3.42%, 04/15/33 (a)(g)	185,000	154,749
3.47%, 04/15/34 (a)(g)	6,000	4,930
4.15%, 11/15/30 (a)	28,000	25,955
4.30%, 11/15/32 (a)	43,000	39,517
4.93%, 05/15/37 (a)(g)	35,000	31,757
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(g)	200,000	192,328
Brown-Forman Corp.
4.00%, 04/15/38 (a)	6,000	5,481
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	8,000	7,687
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	40,000	35,253
4.55%, 09/01/44 (a)	58,000	54,942
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	7,000	6,031
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	29,000	27,763
4.95%, 06/01/47 (a)	23,000	20,801
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	90,000	81,752
3.10%, 12/02/51 (a)	28,000	20,110
	Principal Amount	Fair Value
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	$153,000	$148,848
Capital One Financial Corp.
3.75%, 07/28/26 (a)	75,000	68,216
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	18,000	17,590
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	98,000	76,134
Carrier Global Corp.
2.72%, 02/15/30 (a)	42,000	36,891
3.58%, 04/05/50 (a)	46,000	34,823
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	66,000	52,480
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	45,000	37,158
3.75%, 02/15/52 (a)	51,000	37,129
Centene Corp.
3.00%, 10/15/30 (a)	43,000	36,190
3.38%, 02/15/30 (a)	195,000	170,777
4.25%, 12/15/27 (a)	323,000	311,165
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	80,000	67,746
Charles Schwab Corp.
2.45%, 03/03/27 (a)	70,000	62,836
2.90%, 03/03/32 (a)	39,000	32,540
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/01/30 (a)(b)	110,000	86,629
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	59,000	40,344
3.70%, 04/01/51 (a)	197,000	125,788
4.80%, 03/01/50 (a)	89,000	67,706
5.05%, 03/30/29 (a)	22,000	21,249
5.75%, 04/01/48 (a)	24,000	20,606
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	126,000	126,916
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	170,000	158,593
Chevron Corp.
2.24%, 05/11/30 (a)	20,000	17,685
3.08%, 05/11/50 (a)	22,000	16,652
Chevron USA, Inc.
3.85%, 01/15/28 (a)	81,000	80,015
3.90%, 11/15/24 (a)	23,000	22,911
Choice Hotels International, Inc.
3.70%, 01/15/31 (a)	46,000	40,773
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	30,000	27,582
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	49,000	40,995
Cigna Group
2.40%, 03/15/30 (a)	46,000	39,908
3.25%, 04/15/25 (a)	42,000	40,710
3.40%, 03/01/27 - 03/15/50 (a)	44,000	39,056
3.88%, 10/15/47 (a)	9,000	7,254
4.13%, 11/15/25 (a)	65,000	63,998
4.38%, 10/15/28 (a)	17,000	16,745
4.80%, 08/15/38 (a)	15,000	14,549

See Notes to Schedule of Investments.
4	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
4.90%, 12/15/48 (a)	$7,000	$6,587
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	21,000	23,702
Citigroup, Inc.
4.45%, 09/29/27 (a)	11,000	10,668
4.65%, 07/23/48 (a)	90,000	83,382
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	67,000	55,513
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	31,000	27,169
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 1 month Term SOFR)
3.88%, 01/24/39 (a)(b)	20,000	17,004
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	94,000	82,460
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	123,000	119,467
Clorox Co.
1.80%, 05/15/30 (a)	61,000	50,467
CME Group, Inc.
2.65%, 03/15/32 (a)	48,000	41,583
CMS Energy Corp.
4.88%, 03/01/44 (a)	81,000	74,335
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	100,000	98,950
Coca-Cola Co.
2.60%, 06/01/50 (a)	44,000	31,377
2.75%, 06/01/60 (a)	33,000	23,409
Comcast Corp.
2.65%, 08/15/62 (a)	31,000	18,891
2.80%, 01/15/51 (a)	37,000	25,000
2.89%, 11/01/51 (a)	32,000	21,837
2.94%, 11/01/56 (a)	47,000	31,322
2.99%, 11/01/63 (a)	32,000	20,764
3.20%, 07/15/36 (a)	40,000	33,712
3.25%, 11/01/39 (a)	53,000	42,866
3.97%, 11/01/47 (a)	48,000	40,501
4.15%, 10/15/28 (a)	37,000	36,606
CommonSpirit Health
4.35%, 11/01/42	130,000	111,129
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	17,000	16,681
5.40%, 11/01/48 (a)	9,000	8,817
ConocoPhillips Co.
4.30%, 11/15/44 (a)	39,000	35,057
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	44,000	41,205
3.35%, 04/01/30 (a)	20,000	18,446
3.88%, 06/15/47 (a)	22,000	17,936
3.95%, 04/01/50 (a)	18,000	14,968
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	89,000	81,412
3.70%, 12/06/26 (a)	39,000	37,774
4.50%, 05/09/47 (a)	30,000	26,286
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	70,000	54,345
3.80%, 06/01/24 (a)	321,000	314,429
	Principal Amount	Fair Value
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)(g)	$209,000	$180,791
Corning, Inc.
4.38%, 11/15/57 (a)	20,000	17,007
Corporate Office Properties LP
2.00%, 01/15/29 (a)	75,000	58,113
2.25%, 03/15/26 (a)	60,000	53,362
2.75%, 04/15/31 (a)	36,000	26,672
Crown Castle, Inc.
2.90%, 03/15/27 (a)	148,000	137,218
3.30%, 07/01/30 (a)	123,000	110,856
4.15%, 07/01/50 (a)	27,000	21,592
5.20%, 02/15/49 (a)	28,000	25,947
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	103,000	99,795
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	68,000	61,226
CubeSmart LP
2.50%, 02/15/32 (a)	83,000	66,748
4.38%, 02/15/29 (a)	58,000	55,536
Cummins, Inc.
1.50%, 09/01/30 (a)	44,000	36,012
2.60%, 09/01/50 (a)	44,000	28,762
CVS Health Corp.
3.00%, 08/15/26 (a)	51,000	48,662
3.25%, 08/15/29 (a)	40,000	36,586
3.63%, 04/01/27 (a)	49,000	47,225
3.75%, 04/01/30 (a)	35,000	32,739
3.88%, 07/20/25 (a)	24,000	23,569
4.25%, 04/01/50 (a)	23,000	19,145
4.30%, 03/25/28 (a)	4,000	3,929
4.78%, 03/25/38 (a)	26,000	24,773
5.00%, 12/01/24 (a)	59,000	58,902
5.13%, 07/20/45 (a)	27,000	25,589
5.30%, 12/05/43 (a)	51,000	50,114
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	155,000	133,777
2.50%, 12/14/31 (a)(g)	155,000	127,833
Danaher Corp.
2.80%, 12/10/51 (a)	130,000	91,127
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	73,000	71,952
5.45%, 06/15/23 (a)	9,000	8,997
6.02%, 06/15/26 (a)	9,000	9,237
8.35%, 07/15/46 (a)	2,000	2,433
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	270,794
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	148,804
Devon Energy Corp.
5.00%, 06/15/45 (a)	13,000	11,565
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	45,000	40,259
3.25%, 11/15/39 (a)	24,000	20,102
3.40%, 11/15/49 (a)	10,000	7,895
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	60,000	51,962
3.25%, 12/01/26 (a)	37,000	35,144
3.50%, 12/01/29 (a)	30,000	27,471
4.40%, 03/24/51 (a)	22,000	17,714

See Notes to Schedule of Investments.
Elfun Income Fund	5

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Digital Realty Trust LP
3.60%, 07/01/29 (a)	$70,000	$62,687
Discover Bank
2.70%, 02/06/30 (a)	250,000	202,140
Discovery Communications LLC
3.95%, 03/20/28 (a)	25,000	23,427
4.95%, 05/15/42 (a)	7,000	5,716
5.00%, 09/20/37 (a)	8,000	7,058
Dollar General Corp.
3.50%, 04/03/30 (a)	26,000	23,917
4.13%, 04/03/50 (a)	38,000	30,915
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	44,000	43,155
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(f)	66,000	64,152
3.38%, 04/01/30 (a)	76,000	68,882
Dover Corp.
2.95%, 11/04/29 (a)	44,000	39,275
Dow Chemical Co.
2.10%, 11/15/30 (a)	32,000	26,753
3.60%, 11/15/50 (a)	32,000	23,932
4.25%, 10/01/34 (a)	20,000	18,599
5.55%, 11/30/48 (a)	21,000	20,685
6.30%, 03/15/33 (a)	79,000	85,954
DTE Energy Co.
2.85%, 10/01/26 (a)	22,000	20,604
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	26,000	21,701
Duke Energy Corp.
2.55%, 06/15/31 (a)	114,000	95,307
3.30%, 06/15/41 (a)	102,000	76,920
3.50%, 06/15/51 (a)	87,000	63,881
3.75%, 09/01/46 (a)	146,000	113,876
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 09/16/24 (a)(b)	130,000	124,604
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	33,000	28,428
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	8,000	8,004
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	64,000	58,072
Eastman Chemical Co.
4.65%, 10/15/44 (a)	43,000	37,250
Eaton Corp.
3.10%, 09/15/27 (a)	21,000	19,889
Edison International
4.95%, 04/15/25 (a)	121,000	120,193
5.75%, 06/15/27 (a)	16,000	16,381
EIDP, Inc.
2.30%, 07/15/30 (a)	30,000	25,859
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	53,000	43,611
Elevance Health, Inc.
2.88%, 09/15/29 (a)	23,000	20,852
3.60%, 03/15/51 (a)	24,000	18,775
3.70%, 09/15/49 (a)	23,000	18,210
5.13%, 02/15/53 (a)	18,000	17,931
6.10%, 10/15/52 (a)	35,000	39,067
Eli Lilly & Co.
4.95%, 02/27/63 (a)	20,000	20,545
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	112,000	90,088
	Principal Amount	Fair Value
Emerson Electric Co.
1.80%, 10/15/27 (a)	$28,000	$25,075
2.75%, 10/15/50 (a)	28,000	18,869
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	4,000	3,870
Enbridge, Inc.
1.60%, 10/04/26 (a)	185,000	165,927
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	113,000	100,846
Energy Transfer LP
4.50%, 04/15/24 (a)	40,000	39,536
4.95%, 06/15/28 (a)	17,000	16,891
5.30%, 04/01/44 - 04/15/47 (a)	72,000	63,308
5.35%, 05/15/45 (a)	59,000	52,177
5.75%, 02/15/33 (a)	39,000	39,825
6.13%, 12/15/45 (a)	6,000	5,781
6.50%, 02/01/42 (a)	36,000	37,378
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 05/15/25 (a)(b)	285,000	251,572
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	27,000	26,792
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	53,000	45,179
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	18,000	15,311
EOG Resources, Inc.
4.15%, 01/15/26 (a)	3,000	2,977
4.95%, 04/15/50 (a)	21,000	21,127
5.10%, 01/15/36 (a)	13,000	12,954
Equinix, Inc.
1.25%, 07/15/25 (a)	83,000	76,116
2.15%, 07/15/30 (a)	63,000	51,471
Equinor ASA
3.25%, 11/18/49 (a)	50,000	38,522
ERP Operating LP
4.50%, 07/01/44 (a)	19,000	16,615
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	30,000	26,538
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	25,000	16,884
Eversource Energy
3.45%, 01/15/50 (a)	49,000	37,414
Exelon Corp.
4.05%, 04/15/30 (a)	76,000	72,461
4.45%, 04/15/46 (a)	50,000	43,156
4.70%, 04/15/50 (a)	50,000	45,345
Extra Space Storage LP
3.90%, 04/01/29 (a)	39,000	35,986
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	70,000	62,872
3.45%, 04/15/51 (a)	70,000	55,872
FedEx Corp.
4.10%, 02/01/45 (a)	87,000	71,860
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	68,000	41,167

See Notes to Schedule of Investments.
6	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	$54,000	$48,225
1.65%, 03/01/28 (a)	49,000	41,884
3.10%, 03/01/41 (a)	9,000	6,293
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	84,000	70,701
Fiserv, Inc.
3.50%, 07/01/29 (a)	17,000	15,778
4.40%, 07/01/49 (a)	17,000	14,459
Florida Power & Light Co.
2.85%, 04/01/25 (a)	132,000	128,060
4.13%, 02/01/42 (a)	35,000	30,965
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	51,000	42,555
Flowserve Corp.
2.80%, 01/15/32 (a)	69,000	54,803
Fox Corp.
3.50%, 04/08/30 (a)	44,000	40,128
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	76,000	70,525
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	81,000	73,048
General Dynamics Corp.
4.25%, 04/01/50 (a)	30,000	28,052
General Mills, Inc.
3.00%, 02/01/51 (a)	28,000	20,448
General Motors Co.
5.20%, 04/01/45 (a)	4,000	3,356
5.40%, 04/01/48 (a)	10,000	8,641
6.13%, 10/01/25 (a)	85,000	86,486
6.80%, 10/01/27 (a)	33,000	34,900
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	101,000	90,943
2.35%, 01/08/31 (a)	43,000	33,964
5.25%, 03/01/26 (a)	33,000	33,004
Genuine Parts Co.
2.75%, 02/01/32 (a)	44,000	36,560
George Washington University
4.13%, 09/15/48	100,000	89,369
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	114,000	105,662
3.60%, 03/01/25 (a)(g)	186,000	181,071
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	35,000	25,790
2.80%, 10/01/50 (a)	54,000	37,332
2.95%, 03/01/27 (a)	6,000	5,712
3.50%, 02/01/25 (a)	21,000	20,597
3.65%, 03/01/26 (a)	21,000	20,565
4.15%, 03/01/47 (a)	20,000	17,569
4.75%, 03/01/46 (a)	49,000	47,078
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	56,000	53,200
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	57,000	56,313
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	55,000	42,120
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	192,000	185,372
4.25%, 10/21/25 (a)	3,000	2,914
5.15%, 05/22/45 (a)	21,000	19,949
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	$82,000	$72,177
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	45,000	36,608
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	34,000	24,361
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	53,000	39,908
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	85,000	65,474
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	21,000	19,754
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	24,000	20,748
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	38,000	36,265
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	67,000	59,648
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	157,000	154,331
2.60%, 10/15/25 (a)(g)	104,000	96,582
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	237,072
3.63%, 03/24/32 (a)	250,000	226,992
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,960
5.00%, 11/15/45 (a)	19,000	17,302
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	94,000	82,680
Hartford Financial Services Group, Inc. 2.13% + 3 month USD LIBOR
6.99%, 02/12/67 (a)(b)(g)	59,000	47,919
HCA, Inc.
3.13%, 03/15/27 (a)(g)	145,000	134,817
3.50%, 09/01/30 (a)	49,000	43,651
3.63%, 03/15/32 (a)(g)	77,000	67,723
4.63%, 03/15/52 (a)(g)	25,000	20,771
5.38%, 02/01/25 (a)	381,000	381,126
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	62,000	51,781
3.20%, 06/01/50 (a)(g)	22,000	15,966
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	33,000	25,668

See Notes to Schedule of Investments.
Elfun Income Fund	7

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	$34,000	$28,156
Hess Corp.
5.60%, 02/15/41	5,000	4,824
5.80%, 04/01/47 (a)	4,000	3,913
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	6,000	6,310
Highwoods Realty LP
4.13%, 03/15/28 (a)	23,000	19,973
4.20%, 04/15/29 (a)	61,000	51,826
Home Depot, Inc.
2.70%, 04/15/30 (a)	24,000	21,686
3.35%, 04/15/50 (a)	43,000	33,339
3.50%, 09/15/56 (a)	27,000	21,046
3.90%, 12/06/28 - 06/15/47 (a)	38,000	35,197
4.50%, 12/06/48 (a)	17,000	16,008
4.95%, 09/15/52 (a)	27,000	26,987
Honeywell International, Inc.
1.75%, 09/01/31 (a)	67,000	54,988
2.70%, 08/15/29 (a)	3,000	2,765
Hormel Foods Corp.
1.80%, 06/11/30 (a)	89,000	74,394
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	282,757
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (a)(b)	200,000	177,110
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	162,910
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	423,000	404,769
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 year US ISDA thereafter)
6.00%, 05/22/27 (a)(b)	465,000	420,825
Humana, Inc.
1.35%, 02/03/27 (a)	108,000	94,922
2.15%, 02/03/32 (a)	56,000	45,302
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	88,000	69,676
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	85,000	72,790
Huntsman International LLC
4.50%, 05/01/29 (a)	87,000	81,719
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	169,000	151,779
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	264,000	255,679
3.50%, 07/26/26 (a)(g)	200,000	187,474
3.88%, 07/26/29 (a)(g)	208,000	186,012
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	51,000	35,938
ING Groep NV 1.01% + SOFR
5.86%, 04/01/27 (a)(b)	470,000	457,075
Ingredion, Inc.
3.90%, 06/01/50 (a)	20,000	15,255
	Principal Amount	Fair Value
Intel Corp.
2.00%, 08/12/31 (a)	$68,000	$55,952
2.80%, 08/12/41 (a)	78,000	56,699
3.10%, 02/15/60 (a)	28,000	18,417
5.63%, 02/10/43 (a)	85,000	87,072
5.70%, 02/10/53 (a)	61,000	62,146
5.90%, 02/10/63 (a)	48,000	49,357
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	21,000	15,236
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	246,652
4.15%, 05/15/39 (a)	150,000	132,906
4.25%, 05/15/49 (a)	150,000	128,492
International Paper Co.
4.40%, 08/15/47 (a)	30,000	26,062
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	185,000	175,939
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	127,000	111,896
JAB Holdings BV
2.20%, 11/23/30 (a)(g)	250,000	198,560
Jabil, Inc.
4.25%, 05/15/27 (a)	179,000	172,667
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	209,000	209,357
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)(g)	129,000	124,884
5.75%, 04/01/33 (a)(g)	43,000	41,302
John Deere Capital Corp.
2.45%, 01/09/30 (a)	111,000	98,752
3.90%, 06/07/32 (a)	35,000	33,705
Johnson & Johnson
3.63%, 03/03/37 (a)	22,000	20,350
Johnson Controls International PLC
4.50%, 02/15/47 (a)	8,000	7,039
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	124,000	111,395
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	73,000	62,865
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	59,000	44,904
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	25,000	22,012
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	136,000	111,350
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	75,000	72,776

See Notes to Schedule of Investments.
8	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	$28,000	$26,757
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	18,000	15,144
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 1 month Term SOFR)
4.49%, 03/24/31 (a)(b)	108,000	105,011
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 1 month Term SOFR)
4.60%, 02/01/25 (a)(b)	129,000	120,504
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	69,000	48,758
3.27%, 11/01/49 (a)	154,000	114,986
Kansas City Southern
3.50%, 05/01/50 (a)	32,000	24,142
Kenvue, Inc.
4.90%, 03/22/33 (a)(g)	477,000	492,660
5.05%, 03/22/53 (a)(g)	120,000	123,750
5.20%, 03/22/63 (a)(g)	35,000	36,230
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	50,000	45,595
3.80%, 05/01/50 (a)	36,000	28,675
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	5,000	4,275
5.00%, 03/01/43 (a)	19,000	16,720
6.38%, 03/01/41 (a)	19,000	19,598
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	207,000	186,503
5.05%, 02/15/46 (a)	18,000	15,837
5.20%, 06/01/33 (a)	43,000	42,708
KLA Corp.
3.30%, 03/01/50 (a)	44,000	33,639
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	67,000	64,990
Kroger Co.
2.20%, 05/01/30 (a)	38,000	31,879
4.65%, 01/15/48 (a)	12,000	10,756
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	84,000	73,419
2.70%, 10/15/28 (a)	169,000	141,889
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	31,000	30,256
Lear Corp.
4.25%, 05/15/29 (a)	28,000	26,505
Leidos, Inc.
2.95%, 05/15/23 (a)	19,000	18,942
3.63%, 05/15/25 (a)	35,000	34,034
4.38%, 05/15/30 (a)	156,000	146,944
5.75%, 03/15/33 (a)	79,000	80,745
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	20,000	14,245
Life Storage LP
2.20%, 10/15/30 (a)	61,000	49,993
Lincoln National Corp.
4.35%, 03/01/48 (a)	68,000	51,805
	Principal Amount	Fair Value
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/01/27 (a)(b)	$85,000	$84,825
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	200,000	188,156
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	8,000	7,919
4.50%, 05/15/36 (a)	40,000	39,574
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	27,000	23,196
1.70%, 09/15/28 - 10/15/30 (a)	92,000	78,527
3.00%, 10/15/50 (a)	42,000	27,883
3.70%, 04/15/46 (a)	6,000	4,587
4.05%, 05/03/47 (a)	31,000	25,077
5.63%, 04/15/53 (a)	64,000	64,326
LYB International Finance III LLC
1.25%, 10/01/25 (a)	30,000	27,199
3.63%, 04/01/51 (a)	43,000	30,571
3.80%, 10/01/60 (a)	19,000	13,066
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	288,000	266,481
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	44,000	29,961
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	28,000	22,461
3.25%, 11/15/25 (a)	317,000	300,868
McDonald's Corp.
3.60%, 07/01/30 (a)	67,000	63,575
3.63%, 09/01/49 (a)	14,000	11,202
4.88%, 12/09/45 (a)	18,000	17,445
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	287,000	287,218
Medtronic, Inc.
4.63%, 03/15/45 (a)	6,000	5,878
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	88,000	77,499
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	245,000	248,126
Merck & Co., Inc.
1.90%, 12/10/28 (a)	132,000	117,347
2.45%, 06/24/50 (a)	64,000	43,047
2.75%, 02/10/25 - 12/10/51 (a)	78,000	65,228
2.90%, 12/10/61 (a)	21,000	14,393
4.00%, 03/07/49 (a)	14,000	12,569
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	129,000	120,819
4.45%, 08/15/52 (a)	85,000	74,828
MetLife, Inc.
4.72%, 12/15/44 (a)	28,000	25,555
Microchip Technology, Inc.
2.67%, 09/01/23 (a)	311,000	307,116
Micron Technology, Inc.
3.37%, 11/01/41 (a)	56,000	39,668
3.48%, 11/01/51 (a)	78,000	50,856

See Notes to Schedule of Investments.
Elfun Income Fund	9

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Microsoft Corp.
2.40%, 08/08/26 (a)	$30,000	$28,532
2.68%, 06/01/60 (a)	12,000	8,288
2.92%, 03/17/52 (a)	83,000	62,897
3.45%, 08/08/36 (a)	8,000	7,406
3.50%, 02/12/35 (a)	26,000	24,670
Mid-America Apartments LP
2.88%, 09/15/51 (a)	67,000	43,653
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	489,000	453,220
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	12,000	9,827
Morgan Stanley
3.70%, 10/23/24 (a)	20,000	19,648
4.35%, 09/08/26 (a)	89,000	86,825
4.38%, 01/22/47 (a)	27,000	24,195
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	68,000	60,341
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	266,000	201,170
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	131,000	86,506
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	28,000	24,686
MPLX LP
2.65%, 08/15/30 (a)	51,000	43,325
5.20%, 12/01/47 (a)	12,000	10,684
Mylan, Inc.
5.20%, 04/15/48 (a)	20,000	15,764
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (a)(b)(g)	254,000	204,688
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	38,000	36,791
NewMarket Corp.
2.70%, 03/18/31 (a)	43,000	35,777
Newmont Corp.
4.88%, 03/15/42 (a)	28,000	26,780
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	45,000	39,577
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	88,000	74,449
NIKE, Inc.
3.38%, 03/27/50 (a)	18,000	14,851
NiSource, Inc.
3.60%, 05/01/30 (a)	52,000	48,051
3.95%, 03/30/48 (a)	10,000	8,150
5.25%, 03/30/28 (a)	335,000	340,906
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	28,000	23,733
Northern Trust Corp.
6.13%, 11/02/32 (a)	87,000	92,703
	Principal Amount	Fair Value
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	$108,000	$78,733
NOV, Inc.
3.60%, 12/01/29 (a)	67,000	60,632
Novant Health, Inc.
3.32%, 11/01/61 (a)	52,000	36,479
Novartis Capital Corp.
2.20%, 08/14/30 (a)	76,000	66,676
3.00%, 11/20/25 (a)	6,000	5,827
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	252,000	249,836
NVIDIA Corp.
3.50%, 04/01/50 (a)	30,000	24,574
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	100,000	66,824
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	43,000	38,852
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	10,000	8,348
ONEOK, Inc.
4.35%, 03/15/29 (a)	40,000	37,854
6.10%, 11/15/32 (a)	61,000	63,174
Oracle Corp.
2.30%, 03/25/28 (a)	28,000	25,057
2.65%, 07/15/26 (a)	43,000	40,177
2.88%, 03/25/31 (a)	44,000	37,653
2.95%, 04/01/30 (a)	67,000	59,151
3.60%, 04/01/50 (a)	43,000	30,456
3.65%, 03/25/41 (a)	47,000	36,398
3.80%, 11/15/37 (a)	7,000	5,822
3.95%, 03/25/51 (a)	26,000	19,532
4.00%, 07/15/46 - 11/15/47 (a)	55,000	42,023
4.10%, 03/25/61 (a)	57,000	41,828
5.55%, 02/06/53 (a)	39,000	37,119
6.15%, 11/09/29 (a)	148,000	157,667
6.90%, 11/09/52 (a)	39,000	43,716
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	78,000	73,684
2.57%, 02/15/30 (a)	27,000	23,681
3.36%, 02/15/50 (a)	28,000	20,821
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	43,000	37,494
2.50%, 02/01/31 (a)	76,000	61,511
3.00%, 06/15/28 (a)	72,000	63,996
3.30%, 08/01/40 (a)	76,000	53,812
3.50%, 08/01/50 (a)	30,000	19,809
4.30%, 03/15/45 (a)	50,000	37,569
PacifiCorp
2.70%, 09/15/30 (a)	46,000	40,686
2.90%, 06/15/52 (a)	97,000	66,584
6.25%, 10/15/37 (a)	2,000	2,240
Packaging Corp. of America
3.05%, 10/01/51 (a)	59,000	40,228
Paramount Global
2.90%, 01/15/27 (a)	19,000	17,251
3.70%, 06/01/28 (a)	18,000	16,327
5.25%, 04/01/44 (a)	4,000	3,158
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	38,000	35,011
4.50%, 09/15/29 (a)	66,000	65,563

See Notes to Schedule of Investments.
10	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	$35,000	$29,297
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	58,000	54,692
3.25%, 06/01/50 (a)	30,000	21,931
PepsiCo, Inc.
1.63%, 05/01/30 (a)	42,000	35,515
2.63%, 07/29/29 (a)	57,000	52,325
2.75%, 10/21/51 (a)	102,000	74,840
Pfizer, Inc.
2.70%, 05/28/50 (a)	92,000	65,960
3.45%, 03/15/29 (a)	19,000	18,346
3.60%, 09/15/28 (a)	49,000	48,022
3.90%, 03/15/39 (a)	25,000	22,663
4.13%, 12/15/46 (a)	21,000	19,299
4.40%, 05/15/44 (a)	7,000	6,732
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	49,000	45,866
2.10%, 05/01/30 (a)	20,000	16,682
3.38%, 08/15/29 (a)	29,000	26,860
4.13%, 03/04/43 (a)	16,000	13,061
5.13%, 02/15/30 (a)	256,000	258,744
5.38%, 02/15/33 (a)	85,000	86,859
5.63%, 11/17/29 (a)	64,000	66,892
Phillips 66
2.15%, 12/15/30 (a)	244,000	201,415
3.30%, 03/15/52 (a)	73,000	51,695
Phillips 66 Co.
3.15%, 12/15/29 (a)(g)	120,000	108,256
3.75%, 03/01/28 (a)(g)	8,000	7,599
4.68%, 02/15/45 (a)(g)	24,000	21,408
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	68,000	61,786
2.15%, 01/15/31 (a)	38,000	31,229
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	51,000	45,607
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	54,000	51,212
Precision Castparts Corp.
4.38%, 06/15/45 (a)	27,000	24,910
Progressive Corp.
3.00%, 03/15/32 (a)	86,000	76,892
3.70%, 03/15/52 (a)	22,000	17,573
Prologis LP
3.05%, 03/01/50 (a)	18,000	12,470
3.25%, 06/30/26 (a)	18,000	17,325
Prospect Capital Corp.
3.36%, 11/15/26 (a)	81,000	67,385
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	45,000	35,669
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	40,000	37,037
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	45,000	43,542
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	103,000	102,616
	Principal Amount	Fair Value
PVH Corp.
4.63%, 07/10/25 (a)	$126,000	$123,285
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	5,000	4,628
4.50%, 05/20/52 (a)	85,000	79,065
Quanta Services, Inc.
2.35%, 01/15/32 (a)	74,000	58,624
3.05%, 10/01/41 (a)	81,000	56,470
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	18,000	16,106
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	84,000	68,577
2.82%, 09/01/51 (a)	56,000	38,660
3.13%, 05/04/27 (a)	67,000	63,557
3.50%, 03/15/27 (a)	22,000	21,279
3.95%, 08/16/25 (a)	20,000	19,745
4.15%, 05/15/45 (a)	24,000	21,000
4.45%, 11/16/38 (a)	20,000	18,983
Realty Income Corp.
2.85%, 12/15/32 (a)	40,000	33,040
3.00%, 01/15/27 (a)	9,000	8,411
3.25%, 01/15/31 (a)	42,000	36,975
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	89,000	71,846
Regions Financial Corp.
1.80%, 08/12/28 (a)	170,000	139,383
Republic Services, Inc.
2.38%, 03/15/33 (a)	118,000	97,417
5.00%, 04/01/34 (a)	80,000	81,332
Reynolds American, Inc.
4.45%, 06/12/25 (a)	4,000	3,929
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	110,000	76,038
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	16,000	14,381
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	23,000	14,855
4.20%, 03/01/49 (a)	29,000	26,267
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	8,000	7,196
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	44,000	39,496
Ross Stores, Inc.
4.70%, 04/15/27 (a)	14,000	13,904
Royalty Pharma PLC
0.75%, 09/02/23 (a)	57,000	55,837
1.20%, 09/02/25 (a)	77,000	69,844
1.75%, 09/02/27 (a)	37,000	32,072
2.15%, 09/02/31 (a)	64,000	50,660
2.20%, 09/02/30 (a)	13,000	10,607
3.30%, 09/02/40 (a)	7,000	5,090
RPM International, Inc.
3.75%, 03/15/27 (a)	18,000	17,109
Ryder System, Inc.
2.90%, 12/01/26 (a)	117,000	108,197
Salesforce, Inc.
1.95%, 07/15/31 (a)	54,000	45,192
2.70%, 07/15/41 (a)	73,000	54,754
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	254,000	237,988
4.38%, 04/16/49 (a)(g)	254,000	219,492
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	34,000	32,689

See Notes to Schedule of Investments.
Elfun Income Fund	11

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	$308,000	$269,617
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	17,000	15,868
Sempra Energy
3.80%, 02/01/38 (a)	10,000	8,627
4.00%, 02/01/48 (a)	16,000	13,037
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(b)	122,000	97,683
Shell International Finance BV
3.13%, 11/07/49 (a)	42,000	31,244
3.75%, 09/12/46 (a)	14,000	11,831
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	4,000	3,950
3.20%, 09/23/26 (a)	8,000	7,613
Simon Property Group LP
3.38%, 06/15/27 (a)	24,000	22,545
Sonoco Products Co.
2.85%, 02/01/32 (a)	83,000	70,015
Southern California Edison Co.
4.00%, 04/01/47 (a)	91,000	74,923
4.20%, 03/01/29 (a)	66,000	63,959
Southern Co.
3.25%, 07/01/26 (a)	10,000	9,540
3.70%, 04/30/30 (a)	97,000	90,776
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	49,000	38,352
4.40%, 05/30/47 (a)	7,000	5,981
Southwest Airlines Co.
2.63%, 02/10/30 (a)	67,000	56,969
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	32,000	29,806
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	6,000	5,701
4.50%, 03/15/45 (a)	5,000	4,212
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	95,000	79,626
Starbucks Corp.
4.00%, 11/15/28 (a)	18,000	17,584
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	198,000	165,639
Stryker Corp.
1.95%, 06/15/30 (a)	102,000	86,013
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (a)(g)	466,000	458,907
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	484,000	427,561
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	6,000	4,767
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(g)	250,000	222,212
Sysco Corp.
3.25%, 07/15/27 (a)	20,000	18,977
5.95%, 04/01/30 (a)	6,000	6,383
6.60%, 04/01/50 (a)	9,000	10,254
	Principal Amount	Fair Value
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	$200,000	$168,778
3.18%, 07/09/50 (a)	200,000	143,066
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	205,000	198,221
4.00%, 04/14/32 (a)	43,000	39,550
Tampa Electric Co.
2.40%, 03/15/31 (a)	95,000	79,573
3.45%, 03/15/51 (a)	54,000	39,978
4.35%, 05/15/44 (a)	64,000	55,334
Tapestry, Inc.
4.13%, 07/15/27 (a)	7,000	6,719
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	200,000	194,876
Target Corp.
2.50%, 04/15/26 (a)	23,000	22,078
Teck Resources Ltd.
5.40%, 02/01/43 (a)	22,000	20,529
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	31,000	28,263
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	56,000	42,619
Time Warner Cable LLC
6.55%, 05/01/37	19,000	18,679
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	255,000	229,314
3.75%, 04/15/27 (a)	99,000	95,199
4.50%, 04/15/50 (a)	20,000	17,364
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	179,000	157,447
4.46%, 06/08/32 (a)	91,000	88,161
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	33,000	31,236
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	46,000	43,914
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (a)	42,000	41,055
3.80%, 03/21/29 (a)	8,000	7,585
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	59,000	57,255
4.88%, 01/15/26 (a)	12,000	11,972
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	127,000	118,138
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	24,000	22,984
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	81,000	53,048
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 09/01/24 (a)(b)	172,000	151,369
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	5,000	4,516

See Notes to Schedule of Investments.
12	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	$23,000	$21,652
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	107,000	105,106
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	192,000	182,085
UDR, Inc.
2.10%, 08/01/32 (a)	56,000	43,075
3.00%, 08/15/31 (a)	33,000	28,255
Union Pacific Corp.
3.55%, 05/20/61 (a)	51,000	38,682
3.60%, 09/15/37 (a)	9,000	7,901
3.80%, 04/06/71 (a)	26,000	20,084
4.10%, 09/15/67 (a)	19,000	15,775
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	70,000	59,809
4.20%, 05/15/32 (a)	70,000	68,504
4.45%, 12/15/48 (a)	43,000	39,811
4.75%, 07/15/45 - 05/15/52 (a)	76,000	74,156
5.05%, 04/15/53 (a)	96,000	97,036
5.20%, 04/15/63 (a)	96,000	97,295
6.05%, 02/15/63 (a)	27,000	30,872
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	8,000	7,615
Ventas Realty LP
3.25%, 10/15/26 (a)	31,000	28,962
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	120,000	98,454
2.55%, 03/21/31 (a)	83,000	70,712
3.00%, 03/22/27 (a)	157,000	149,207
3.40%, 03/22/41 (a)	60,000	47,759
3.55%, 03/22/51 (a)	43,000	32,888
3.70%, 03/22/61 (a)	66,000	49,343
4.40%, 11/01/34 (a)	45,000	42,745
4.86%, 08/21/46 (a)	99,000	94,235
Viatris, Inc.
4.00%, 06/22/50 (a)	24,000	15,786
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	55,000	45,098
Visa, Inc.
2.70%, 04/15/40 (a)	44,000	34,797
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(g)	179,000	172,905
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	373,000	332,201
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	232,000	200,132
Vontier Corp.
2.40%, 04/01/28 (a)	116,000	97,532
2.95%, 04/01/31 (a)	89,000	70,838
Vornado Realty LP
2.15%, 06/01/26 (a)	105,000	84,276
3.50%, 01/15/25 (a)	20,000	18,063
Walgreens Boots Alliance, Inc.
4.10%, 04/15/50 (a)	4,000	2,991
Walmart, Inc.
1.80%, 09/22/31 (a)	56,000	47,358
2.50%, 09/22/41 (a)	56,000	42,449
2.65%, 09/22/51 (a)	28,000	20,196
Walt Disney Co.
2.65%, 01/13/31 (a)	67,000	59,131
3.38%, 11/15/26 (a)	5,000	4,845
	Principal Amount	Fair Value
3.60%, 01/13/51 (a)	$42,000	$34,058
4.75%, 11/15/46 (a)	5,000	4,824
6.65%, 11/15/37 (a)	43,000	50,975
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)(g)	255,000	227,531
5.05%, 03/15/42 (a)(g)	22,000	18,395
5.14%, 03/15/52 (a)(g)	22,000	17,848
5.39%, 03/15/62 (a)(g)	22,000	17,782
Waste Connections, Inc.
2.20%, 01/15/32 (a)	78,000	63,983
2.95%, 01/15/52 (a)	78,000	54,077
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	10,000	9,553
Wells Fargo & Co.
4.15%, 01/24/29 (a)	76,000	72,708
4.75%, 12/07/46 (a)	76,000	65,998
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	84,000	83,451
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	100,000	93,831
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	182,000	163,654
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	91,000	67,820
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	208,000	195,772
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 06/15/25 (a)(b)	144,000	141,319
Westlake Corp.
2.88%, 08/15/41 (a)	30,000	20,290
3.13%, 08/15/51 (a)	35,000	22,334
3.38%, 08/15/61 (a)	34,000	21,036
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	70,000	65,729
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	50,000	44,713
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	61,000	49,746
Williams Cos., Inc.
3.75%, 06/15/27 (a)	5,000	4,801
4.85%, 03/01/48 (a)	20,000	17,698
4.90%, 01/15/45 (a)	51,000	44,899
5.30%, 08/15/52 (a)	35,000	33,046
5.40%, 03/04/44 (a)	5,000	4,693
Willis North America, Inc.
3.88%, 09/15/49 (a)	44,000	32,970
Workday, Inc.
3.50%, 04/01/27 (a)	75,000	71,800
3.70%, 04/01/29 (a)	148,000	138,643

See Notes to Schedule of Investments.
Elfun Income Fund	13

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
WPP Finance 2010
3.75%, 09/19/24 (a)	$28,000	$27,297
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	61,000	55,716
Yamana Gold, Inc.
2.63%, 08/15/31 (a)	89,000	71,590
Zoetis, Inc.
3.00%, 09/12/27 (a)	7,000	6,630
3.90%, 08/20/28 (a)	27,000	26,261
5.60%, 11/16/32 (a)	160,000	170,693
		53,491,056
Non-Agency Collateralized Mortgage Obligations - 6.0%
Bank
3.18%, 09/15/60 (a)	2,398,000	2,193,497
4.41%, 11/15/61 (a)(b)	1,001,000	962,308
BPR Trust 1.90% + 1 month Term SOFR
6.73%, 04/15/37 (a)(b)(g)	372,398	357,833
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	460,000	398,348
CD Mortgage Trust
2.91%, 08/15/57 (a)	839,000	727,000
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	336,823	315,334
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	191,000	168,044
4.53%, 02/10/47 (a)(b)	240,000	235,042
4.56%, 08/10/46 (a)(b)(g)	170,000	168,544
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	1,523,000	1,313,864
3.05%, 11/10/52 (a)	743,000	650,084
4.14%, 03/10/51 (a)(b)	291,000	269,184
4.42%, 11/10/48 (a)(b)	380,000	282,264
Impac CMB Trust 0.72% + 1 month USD LIBOR
5.57%, 10/25/34 (b)	16,099	15,556
JPMBB Commercial Mortgage Securities Trust
4.07%, 07/15/45 (a)(b)	125,000	123,832
4.66%, 11/15/48 (a)(b)	250,000	187,680
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	1,528	83
Morgan Stanley Bank of America Merrill Lynch Trust
0.85%, 03/15/48 (a)(b)(d)	3,024,646	34,489
Wells Fargo Commercial Mortgage Trust
1.19%, 02/15/48 (a)(b)(d)	2,335,942	39,770
4.32%, 08/15/50 (a)	485,082	393,951
WFRBS Commercial Mortgage Trust
4.26%, 12/15/46 (a)	235,000	231,474
4.35%, 03/15/47 (a)(b)	533,000	518,858
		9,587,039
Sovereign Bonds - 1.1%
Chile Government International Bonds
2.55%, 01/27/32 (a)	290,000	248,202
3.86%, 06/21/47 (a)	200,000	164,294
Mexico Government International Bonds
4.75%, 03/08/44 (a)	200,000	170,116
	Principal Amount	Fair Value
Panama Government International Bonds
3.16%, 01/23/30 (a)	$200,000	$175,694
3.87%, 07/23/60 (a)	200,000	131,178
Peruvian Government International Bonds
1.86%, 12/01/32 (a)	140,000	106,018
2.78%, 12/01/60 (a)	230,000	137,347
5.63%, 11/18/50 (a)	105,000	105,994
Philippines Government International Bonds
3.95%, 01/20/40 (a)	200,000	173,494
Qatar Government International Bonds
4.82%, 03/14/49 (a)(g)	258,000	253,661
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	105,744	106,505
		1,772,503
Municipal Bonds and Notes - 0.4%
American Municipal Power, Inc., OH
6.27%, 02/15/50	125,000	139,614
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	115,000	94,016
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	220,000	205,505
State of California, CA
4.60%, 04/01/38	200,000	194,974
State of Illinois, IL
5.10%, 06/01/33	95,000	94,769
		728,878
Total Bonds and Notes (Cost $170,314,828)		157,751,176

	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $186,475) (b)	7,459	173,496
Total Investments in Securities (Cost $170,501,303)		157,924,672
Short-Term Investments - 19.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (h)(i) (Cost $30,535,915)	30,535,915	30,535,915
Total Investments (Cost $201,037,218)		188,460,587
Liabilities in Excess of Other Assets, net - (17.5)%		(28,014,993)
NET ASSETS - 100.0%		$160,445,594

See Notes to Schedule of Investments.
14	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$6,182	5.00%/ Quarterly	12/20/27	$69,675	$(232,815)	$302,490

The Fund had the following long futures contracts open at March 31, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	June 2023	70	$8,202,961	$8,479,843	$276,882
U.S. Long Bond Futures	June 2023	7	879,628	918,094	38,466
U.S. Ultra Long-Term Treasury Bond Futures	June 2023	20	2,700,428	2,822,500	122,072
2 Yr. U.S. Treasury Notes Futures	June 2023	72	14,690,435	14,864,625	174,190
					$611,610

The Fund had the following short futures contracts open at March 31, 2023:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2023	54	$(6,048,752)	$(6,205,781)	$(157,029)
5 Yr. U.S. Treasury Notes Futures	June 2023	64	(6,864,175)	(7,008,500)	(144,325)
					$(301,354)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
See Notes to Schedule of Investments.
Elfun Income Fund	15

Elfun Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to $10,675,645 or 6.65% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.

Abbreviations:
CMT - Constant Maturity Treasury
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
REMICS - Real Estate Mortgage Investment Conduits
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Preferred Stock	$173,496	$—	$—	$173,496
U.S. Treasuries	—	43,118,507	—	43,118,507
Agency Mortgage Backed	—	47,622,752	—	47,622,752
Agency Collateralized Mortgage Obligations	—	1,221,896	—	1,221,896
Asset Backed	—	208,545	—	208,545
Corporate Notes	—	53,491,056	—	53,491,056
Non-Agency Collateralized Mortgage Obligations	—	9,587,039	—	9,587,039
Sovereign Bonds	—	1,772,503	—	1,772,503
Municipal Bonds and Notes	—	728,878	—	728,878
Short-Term Investments	30,535,915	—	—	30,535,915
Total Investments in Securities	$30,709,411	$157,751,176	$—	$188,460,587
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	302,490	—	302,490
Long Futures Contracts - Unrealized Appreciation	611,610	—	—	611,610
Short Futures Contracts - Unrealized Depreciation	(301,354)	—	—	(301,354)
Total Other Financial Instruments	$310,256	$302,490	$—	$612,746

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	33,943,475	$33,943,475	$17,048,504	$20,456,064	$—	$—	30,535,915	$30,535,915	$331,519
See Notes to Schedule of Investments.
16	Elfun Income Fund

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in the Fund’s Schedule of Investments.
17

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2023, the Fund entered into futures contracts to manage interest rate risk
Credit Default Swaps
During the period ended March 31, 2023, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
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Elfun Income Fund
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2023, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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